Annual Total Returns [BarChart] - Nuveen Tennessee Municipal Bond Fund - Class A	Sep. 30, 2020
Bar Chart Table:
Annual Return 2010	2.76%
Annual Return 2011	9.65%
Annual Return 2012	8.78%
Annual Return 2013	(3.90%)
Annual Return 2014	9.92%
Annual Return 2015	3.44%
Annual Return 2016	(0.12%)
Annual Return 2017	4.93%
Annual Return 2018	0.37%
Annual Return 2019	5.96%